Neiman Large Cap Value Fund
	Schedule of Investments
	December 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
11,400	RTX Corporation	$ 1,319,208	3.72%

Beverages
13,700	The Coca-Cola Company	852,962	2.41%

Electronic Computers
6,500	Apple Inc.	1,627,730	4.59%

Fire, Marine & Casualty Insurance
1,300	Berkshire-Hathaway Inc. - Class B *	589,264	1.66%

Gas & Other Services Combined
15,700	Sempra	1,377,204	3.89%

Hospitals & Medical Service Plans
1,600	UnitedHealth Group, Inc.	809,376	2.28%

Metal Mining
8,387	Southern Copper Corporation	764,307	2.16%

Misc Industrial & Commercial Machinery & Equipment
3,700	Eaton Corporation PLC (Ireland)	1,227,919	3.46%

National Commercial Banks
3,500	JPMorgan Chase & Co.	838,985
5,000	The PNC Financial Services Group, Inc.	964,250
		1,803,235	5.09%

Petroleum Refining
6,100	Chevron Corporation	883,524
9,300	Exxon Mobil Corporation	1,000,401
6,900	Phillips 66	786,117
4,900	Valero Energy Corporation	600,691
		3,270,733	9.23%

Pharmaceutical Preparations
1,800	AbbVie Inc.	319,860
5,900	Johnson & Johnson	853,258
8,600	Merck & Co.	855,528
		2,028,646	5.72%

Radio & TV Broadcasting & Communications Equipment
5,300	QUALCOMM Incorporated	814,186	2.30%

Railroads, Line-Haul Operating
3,400	Union Pacific Corporation	775,336	2.19%

Retail - Variety Stores
1,900	Costco Wholesale Corp.	1,740,913	4.91%

Security & Commodity Brokers, Dealers, Exchanges & Services
4,000	CME Group Inc. - Class A	928,920	2.62%

Security Brokers, Dealers & Flotation Companies
14,600	The Charles Schwab Corporation	1,080,546	3.05%

Semiconductors & Related Devices
3,200	Analog Devices, Inc.	679,872
5,700	Broadcom, Inc.	1,321,488
7,000	NVIDIA Corporation	940,030
3,800	Texas Instruments Incorporated	712,538
		3,653,928	10.31%

Services - Business Services, NEC
2,700	Accenture PLC - Class A (Ireland)	949,833	2.68%

Services - Computer Processing & Data Preperation
3,300	Automatic Data Processing, Inc.	966,009	2.73%

Services - Computer Programming, Data Processing, Etc.
3,500	Alphabet, Inc. - Class A	662,550
1,400	Meta Platforms, Inc. - Class A	819,714
		1,482,264	4.18%
Services - Prepackaged Software
3,000	Microsoft Corporation	1,264,500	3.57%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
5,100	Procter & Gamble Co.	855,015	2.41%

Special Industry Machinery, NEC
13,500	Lam Research Corporation	975,105	2.75%

Tobacco Products
10,400	Altria Group Inc.	543,816
6,700	Philip Morris International, Inc.	806,345
		1,350,161	3.81%

Total for Common Stocks (Cost - $20,019,604)		32,507,300	91.72%

Real Estate Investment Trusts
8,800	Lamar Advertising Company - Class A	1,071,312
Total for Real Estate Investment Trusts (Cost - $671,415)		1,071,312	3.02%

MONEY MARKET FUNDS
1,851,779	Goldman Sachs FS Government Fund Institutional
	Class 4.36% **	1,851,779	5.23%
	(Cost - $1,851,779)

	Total Investments	35,430,392	99.97%
	(Cost - $22,542,798)

	Other Assets in Excess of Liabilities	10,891	0.03%

	Net Assets	$ 35,441,282	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at December 31, 2024.